Class K [Member] Expense Example - Class K - BLACKROCK ADVANTAGE GLOBAL FUND, INC. - Class K Shares	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 999